PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Abstract]
Schedule of Property, Plant and Equipment
	Land & Buildings US$‘000	Leasehold Improvements US$‘000	Computer & Office Equipment US$‘000	Plant & Equipment, Vehicles US$‘000	Total US$‘000
Cost
At January 1, 2023	24,682	2,701	4,540	33,683	65,606
Additions	55	87	173	596	911
Disposals or retirements	(480)	(40)	(115)	(220)	(855)
Reallocations/ reclassifications	-	(8)	8	-	-
Exchange adjustments	11	20	6	370	407

At December 31, 2023	24,268	2,760	4,612	34,429	66,069

At January 1, 2024	24,268	2,760	4,612	34,429	66,069
Additions#	752	-	150	478	1,380
Additions through acquisition (Note 29)	-	51	582	740	1,373
Disposals or retirements	-	-	-	(14)	(14)
Remeasurement of ROU assets	1,764	-	-	-	1,764
Reallocations/ reclassifications	-	-	-	53	53

At December 31, 2024	26,784	2,811	5,344	35,686	70,625

Accumulated depreciation and Impairment losses
At January 1, 2023	(21,885)	(2,284)	(4,178)	(31,577)	(59,924)
Charge for the year (Note 9)	(272)	(64)	(178)	(317)	(831)
Disposals or retirements	385	38	115	213	751
Impairment losses	(2,246)	(339)	(101)	(1,086)	(3,772)
Exchange adjustments	(4)	(20)	(7)	(370)	(401)

At December 31, 2023	(24,022)	(2,669)	(4,349)	(33,137)	(64,177)

At January 1, 2024	(24,022)	(2,669)	(4,349)	(33,137)	(64,177)
Charge for the year (Note 9)	(325)	(58)	(283)	(9)	(675)
Disposals or retirements	-	-	(5)	-	(5)
Impairment losses*	(410)	(1)	(80)	(477)	(968)
Reallocations/ reclassifications	-	-	-	(179)	(179)

At December 31, 2024	(24,757)	(2,728)	(4,717)	(33,802)	(66,004)

Carrying amounts
At December 31, 2024	2,027	83	627	1,884	4,621

At December 31, 2023	246	91	263	1,292	1,892

Schedule Of Additional Information On Right Of Use Assets
	Carrying amount At December 31, 2024	Depreciation Charge Year ended December 31, 2024	Impairment Charge Year ended December 31, 2024
	US$000	US$000	US$000
Buildings	2,126	(325)	(356)
Computer equipment	72	(56)	(43)

	2,198	(381)	(399)

	Carrying amount At December 31, 2023	Depreciation Charge Year ended December 31, 2023	Impairment Charge Year ended December 31, 2023
	US$000	US$000	US$000
Buildings	229	(196)	(1,930)
Computer equipment	166	(51)	-
Plant and Equipment, vehicles	-	(26)	(86)

	395	(273)	(2,016)

Schedule of Income From Sub-Letting Right-of-Use Buildings
Right-of-Use assets at 31 December 2024	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	10	0 to 9	3	1	-	-	-
Vehicle	22	0 to 2	1	-	22	-	22
I.T. and office equipment	6	2 to 5	3	-	-	-	-

Right-of-Use assets at 31 December 2023	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	7	1 to 10	5	1	-	-	-
Vehicle	22	1 to 3	2	-	22	-	22
I.T. and office equipment	5	3	3	-	-	-	-